Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2020
Summary Of Significant Accounting Policies [Abstract]
Cash	[a] Cash Cash consists of cash and cash held in trust accounts. There are no restrictions on cash held in trust.
Property, Plant and Equipment

[b] Property, Plant and Equipment

Property, plant and equipment is measured at cost less accumulated depreciation and impairment losses, with the exception of land which is not depreciated.

When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment.

The cost of replacing part of an item of property, plant and equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Company and its cost can be measured reliably. The carrying amount of the replaced part is derecognized. The costs of the day-to-day servicing of property, plant and equipment are recognized in consolidated statements of loss and comprehensive loss.

Subsequent costs are included in the asset's carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. All other repairs and maintenance are charged to the consolidated statements of loss and comprehensive loss.

Gains and losses on disposal of an item of property, plant and equipment are determined by comparing the proceeds from disposal with the carrying amount and are recognized net within other income in the consolidated statements of loss and comprehensive loss.

Depreciation is based on the estimated useful lives of the assets provided as follows:

Computer equipment	30% declining balance
Production equipment	20% declining balance
Furniture and fixtures	20% declining balance
Facility and related	20 years under straight-line
Land	Not amortized

An item of property, plant and equipment and any significant part initially recognized are derecognized upon disposal or when no future economic benefits are expected from their use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statements of loss and comprehensive loss when the asset is derecognized. The assets' residual values, useful lives and methods of depreciation and the depreciation charge are adjusted prospectively, if appropriate.

Intangible Assets

[c] Intangible Assets

intangible assets are recorded at cost less accumulated amortization and accumulated impairment losses. Amortization is recognized in profit or loss on a straight-line basis over the following terms:

Intellectual Property	5 years

Expenditures on internally generated intangible assets during the development phase, which comprise deferred development costs, are initially capitalized and recognized in the consolidated balance sheet if they meet the recognition criteria. Subsequent to initial recognition, deferred development costs are accounted for at cost less accumulated amortization and are amortized on a straight-line basis over an estimated useful life beginning once the deferred development costs are used in commercial production. Expenditures on internally generated intangible assets during the research phase are expensed as incurred.

Revenue Recognition

[d] Revenue Recognition

The Company's accounting policy for revenue recognition under IFRS 15, Revenue from Contracts with Customers ("IFRS 15") is to follow a five step model to determine the amount and timing of revenue to be recognized i) identify the contract with a customer; ii) identify the performance obligations in the contract; iii) determine the transaction price; iv) allocate the transaction price to the performance obligations in the contract; and v) recognize revenue when (or as) the Company satisfies a performance obligation.

Revenue from the sale of cannabis is recognized when the Company transfers control of the good to the customer. This is generally considered to have occurred when products have been delivered to the location specified in the sales contract and accepted by the customer.

The Company recognizes revenue in an amount that reflects the consideration the Company expects to receive taking into account any variation that may result from rights of return.

The Company was required to remit excise tax to the Canada Revenue Agency on the sale of medical cannabis in Canada. The Company became liable for these excise duties when cannabis products were delivered to the customer. In accordance with IFRS 15, revenue presented within discontinued operations (Note 5) represents revenue from the sale of goods less applicable excise tax.

Areas of judgment include identifying the customer per the definition within IFRS 15 and determining whether control has passed to the customer.

Foreign Currency Translation

[e] Foreign Currency Translation

Foreign currency transactions are translated into United States dollars at exchange rates in effect on the date of the transactions. Monetary assets and liabilities denominated in foreign currencies at the statement of financial position date are translated to United States dollars at the foreign exchange rate applicable at that date. Realized and unrealized exchange gains and losses are recognized through profit or loss.

Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction.

The assets and liabilities of foreign operations with functional currencies other than United States dollars, are translated into United States dollars at year-end exchange rates. Income and expenses, and cash flows of such foreign operations are translated into United States dollars using average exchange rates for the period. Exchange differences resulting from translating foreign operations are recognized in other comprehensive loss and accumulated in equity.

Financial Instruments

[f] Financial Instruments

Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the instruments.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.

• Financial assets

On initial recognition, a financial asset is classified as measured at amortized cost, fair value through other comprehensive income (''FVOCI''), or fair value through profit and loss (''FVTPL''). The classification of financial assets is based on the business model in which a financial asset is managed and its contractual cash flow characteristics.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

  It is held within a business model whose objective is to hold assets to collect contractual cash flows; and
  Its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A financial asset (unless it is a trade receivable without a significant financing component that is initially measured at the transaction price) is initially measured at fair value plus, for an item not at FVTPL, transaction costs that are directly attributable to its acquisition.

The following accounting policies apply to the subsequent measurement of financial assets.

Financial assets at FVTPL	Subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.
Financial assets at amortized cost

Subsequently measured at amortized cost using the effective interest method, less any impairment losses. Interest income, foreign exchange gains and losses and impairment losses are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

• Financial liabilities

The Company initially recognizes financial liabilities at fair value on the date at which the Company becomes a party to the contractual provisions of the instrument.

The Company classifies its financial liabilities as either financial liabilities at FVTPL or amortized cost.

Subsequent to initial recognition, other liabilities are measured at amortized cost using the effective interest method. Financial liabilities at FVTPL are stated at fair value with changes being recognized in profit or loss.

The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire.

• Financial liabilities and equity instruments

• Classification as debt or equity

Debt and equity instruments issued by the Company are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument. The Company does not reclassify financial liabilities or equity after initial recognition due to a change in circumstance.

• Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by a group entity are recognized at the proceeds received, net of direct issue costs.

Repurchase of the Company's own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Company's own equity instruments.

• Classification of financial instruments

The Company classifies its financial assets and liabilities depending on the purpose for which the financial instruments were acquired, their characteristics and management intent as outlined below:

Classification

Cash	Amortized cost
Other receivables	Amortized cost
Investments	Fair value through profit or loss
Trade and other payables	Amortized cost
Derivative liability	Fair value through profit or loss
Warrants liability	Fair value through profit or loss
Notes payable	Amortized cost

• Impairment of financial assets

An expected credit loss ("ECL") model applies to financial assets measured at amortized cost. The Company's financial assets measured at amortized cost and subject to the ECL model consist primarily of trade and other receivables. The Company applies the simplified approach to impairment for trade and other receivables by recognizing a loss allowance based on lifetime expected losses at each reporting date taking into considerations historical credit loss experience and financial factors specific to the debtors and general economic conditions. The Company has assessed the impairment of its trade and other receivables using the expected credit loss model, and no material difference was noted.

Inventories

[g] Inventory

Inventory of harvested work-in-process and finished goods are valued at the lower of cost and net realizable value. Inventory of harvested cannabis is transferred from biological assets at their fair value at harvest, which becomes the initial deemed cost. Any subsequent post-harvest costs are capitalized to inventory to the extent that cost is less than net realizable value. Net realizable value is determined as the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale. Inventory for supplies and consumables are valued at the lower of cost and net realizable value, with cost determined using the average cost basis.

Impairment of long-lived assets

[h] Impairment of long-lived assets

Long-lived assets, including property, plant and equipment and intangible assets are tested for impairment when there are indicators of impairment at each reporting date or whenever events or changes in circumstances indicate that the carrying amount of an asset exceeds its recoverable amount. Intangible assets with an indefinite useful life are tested for impairment at least annually in the fourth quarter and whenever there is an indication that the asset may be impaired.

For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the cash-generating unit, or "CGU"). The recoverable amount of an asset or a CGU is the higher of its fair value, less costs to sell, and its value in use. If the carrying amount of an asset exceeds its recoverable amount, an impairment charge is recognized immediately in net loss equal to the amount by which the carrying amount exceeds the recoverable amount. Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the lesser of the revised estimate of recoverable amount, and the carrying amount that would have been recorded had no impairment loss been recognized previously.

Income Taxes

[i] Income Taxes

Income tax expense comprises of current and deferred tax. Current tax and deferred tax are recognized in net profit or loss except to the extent that it relates to a business combination or items recognized directly in equity or in other comprehensive loss.

Current income taxes are recognized for the estimated income taxes payable or receivable on taxable income or loss for the current year and any adjustment to income taxes payable in respect of previous years. Current income taxes are determined using tax rates and tax laws that have been enacted or substantively enacted by the year-end date.

Deferred tax assets and liabilities are recognized where the carrying amount of an asset or liability differs from its tax base, except for taxable temporary differences arising on the initial recognition of goodwill and temporary differences arising on the initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction affects neither accounting nor taxable profit or loss.

Recognition of deferred tax assets for unused tax losses, tax credits and deductible temporary differences is restricted to those instances where it is probable that future taxable profit will be available against which the deferred tax asset can be utilized. At the end of each reporting period, the Company reassesses unrecognized deferred tax assets. The Company recognizes a previously unrecognized deferred tax asset to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

Share-based Compensation

[j] Share-based Compensation

Share options and warrants awarded to non-employees are accounted for using the fair value of the instrument awarded or service provided, whichever is considered more reliable. Share options and warrants awarded to employees are accounted for using the fair value method.  The fair value of such share options and warrants granted is recognized as an expense on a proportionate basis consistent with the vesting features of each tranche of the grant. The fair value is calculated using the Black-Scholes option pricing model with assumptions applicable at the date of grant.

Net Loss per Share

[k] Net Loss per Share

Net loss per share is calculated based on the loss for the financial year and the weighted average number of common shares outstanding during the year. Diluted net loss per share is calculated using the loss for the financial year adjusted for the effect of any dilutive instruments and the weighted average diluted number of shares [ignoring any potential issue of common shares that would be anti-dilutive] during the year.

Leases

[l] Leases

At inception of a contract, the Company assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of identified asset for a period of time in exchange for consideration. The Company recognized a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured based on the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of the costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received. The right-of-use assets are depreciated to the earlier of the end of useful life of the right-of-use asset or the lease term using the straight-line method as this most closely reflects the expected pattern of the consumption of the future economic benefits. The lease term includes periods covered by an option to extend if the Company is reasonably certain to exercise that option. In addition, the right-of-use asset can be periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, and the Company's incremental borrowing rate.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from the change in an index or rate, if there is a change in the Company's estimate of the amount expected to be payable under a residual value guarantee, or if the Company changes its assessment of whether it will exercise a purchase, extension or termination option. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, unless it has been reduced to zero.

External research and development

[m] External research and development

External research and development costs are expensed in the periods in which they are incurred, with the exception of development costs for new products with proven technical feasibility and for which a defined future market exists. Such development costs are capitalized in accordance with the Company's policy for intangible assets. The Company's external research and development costs consist primarily of third-party services.

Discontinued operations

[n] Discontinued operations

Discontinued operations are reported when a component of the Company, representing a separate major line of business or area of operations with clearly distinguishable cash flows, has been disposed of or is held for sale. Classification as a discontinued operation occurs upon disposal or when the operation meets the criteria to be classified as held for sale, if earlier. Discontinued operations are reported as a separate element of net income or loss on the consolidated statement of net and comprehensive loss for both the current and comparative periods. When a disposal group is classified as held for sale, assets and liabilities are aggregated and presented as separate line items, respectively, on the consolidated statement of financial position. Comparative periods are not restated on the consolidated statement of financial position. Assets held for sale are not depreciated and are measured at the lower of carrying value and fair value less costs to sell.

New standards, amendments and interpretations adopted by the Company

New standards, amendment and interpretation adopted by the Company

IFRS 3 - Business combinations ("IFRS 3")

Amendments to IFRS 3, issued in October 2018, provide clarification on the definition of a business. The amendments permit a simplified assessment to determine whether a transaction should be accounted for as a business combination or as an asset acquisition.

The amendments are effective for transactions for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2020. The amendment adoption did not have a significant impact on the Company's financial statements.

IAS 1 - Presentation of financial statements ("IAS 1")

Amendments to IAS 1, issued in October 2018, provide clarification on the definition of material and how it should be applied. The amendments also align the definition of material across International Financial Reporting Standards and other publications.

The amendments are effective for annual periods beginning on or after January 1, 2020 and are required to be applied prospectively. The amendment adoption did not have a significant impact on the Company's financial statements.